Schedule of Investments
March 31, 2023 (unaudited)
AmericaFirst Large Cap Share Buyback Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 100.26%

Accident & Health Insurance - 3.61%
Aflac, Inc.	1,134	73,166
Principal Financial Group, Inc.	866	64,361

		137,527

Agriculture Chemicals - 1.73%
CF Industries Holdings, Inc.	908	65,821

Arrangement of Transportation of Freight & Cargo - 2.14%
Expeditors International of Washington, Inc. (2)	744	81,929

Biological Products (No Diagnostic Substances) - 4.44%
Amgen, Inc.	337	81,470
Moderna, Inc. (2)	574	88,155

		169,625

Computer Peripheral Equipment - 2.31%
Fortinet, Inc. (2)	1,331	88,458

Construction Machinery & Equipment - 1.99%
Caterpillar, Inc.	332	75,975

Crude Petroleum and Natural Gas - 4.19%
Occidental Petroleum Corp.	1,319	82,345
Pioneer Natural Resources Co.	382	78,020

		160,365

Farm Machinery & Equipment - 2.00%
Deere & Co.	185	76,383

Finance Services - 1.66%
Synchrony Financial	2,184	63,511

Fire, Marine & Casualty Insurance - 5.71%
Arch Capital Group Ltd. (2)	1,106	75,064
Loews Corp. (2)	1,274	73,917
The Hartford Financial Services Group, Inc.	997	69,481

		218,462

Guided Missiles & Space Vehicles & Parts - 2.03%
Lockheed Martin Corp.	164	77,528

Heating Equipment, Except Electric & Warm Air & Plumbing Fixtures - 1.95%
Masco Corp.	1,500	74,580

Investment Advice - 1.82%
Ameriprise Financial, Inc.	227	69,576

Mens & Boys: Furnishings, Work Clothing and Allied Garmets - 2.01%
Ralph Lauren Corporation	659	76,886

Motor Vehicles & Passenger Car Bodies- 1.92%
General Motors Co.	2,000	73,360

National Commercial Banks - 1.81%
Capital One Financial Corp.	718	69,043

Natural Gas Transmission & Distribution - 1.96%
EQT Corporation (2)	2,346	74,861

Operative Builders - 4.36%
NVR, Inc. (2)	15	83,583
PulteGroup, Inc.	1,426	83,107

		166,690

Optical Instruments & Lenses - 2.15%
KLA Corp.	206	82,229

Petroleum Refining - 10.19%
ConocoPhillips	734	72,820
Exxon Mobil Corp. (2)	703	77,091
Marathon Oil Corp.	3,036	72,742
Marathon Petroleum Corp. (2)	617	83,190
Valero Energy Corp.	601	83,900

		389,743

Pharmaceutical Preparations - 2.06%
Bristol-Myers Squibb Co.	1,138	78,875

Retail-Auto & Home Supply Stores - 4.17%
AutoZone, Inc. (2)	32	78,661
O'Reilly Automotive, Inc. (2)	95	80,653

		159,314

Retail-Grocery Stores - 0.00%
Koninklijke Ahold Delhaize NV ADR	1	34

Retail-Lumber & Other Building Materials Dealers - 2.04%
Lowe's Cos., Inc.	391	78,188

Retail-Retail Stores - 2.16%
Ulta Beauty, Inc. (2)	151	82,396

Retail - Variety Stores - 2.00%
Dollar General Corp.	364	76,607

Retail-Women's Clothing Stores - 1.86%
Bath & Body Works, Inc.	1,949	71,294

Security Brokers, Dealers & Flotation Companies - 1.87%
Morgan Stanley	815	71,557

Semiconductors & Related Devices - 2.13%
Applied Materials, Inc.	663	81,436

Services-Computer Programming Services - 2.19%
VeriSign, Inc. (2)	396	83,687

Services - General Medical & Surgical Hospitals, Inc. - 1.99%
Universal Health Services, Inc.	599	76,133

Services-Management Services - 2.03%
Gartner, Inc. (2)	238	77,533

Special Industry Machinery - 2.20%
Lam Research Corp.	159	84,289

State Commercial Banks - 1.73%
State Street Corp.	875	66,229

Steel Works, Blast Furances Rolling Mills (Coke Ovens) - 3.66%
Nucor Corp.	458	70,747
Steel Dynamics, Inc.	613	69,306

		140,053

Trucking (No Local) - 2.05%
Old Dominion Freight Line, Inc.	230	78,393

Wholesale-Drugs Proprietaries & Durggists' Sundries - 4.12%
Cardinal Health, Inc.	1,029	77,690
McKesson Corp.	224	79,755

		157,445

Wholesale-Motor Vehicles & Motor Vehicle Parts & Supplies - 2.02%
LKQ Corp.	1,361	77,250

Total Common Stock	(Cost $ 3,697,740)	3,833,265

Total Investments - 100.26%	(Cost $ 3,697,740)	3,833,265

Liabilities in Excess of Other Assets - -.26%		(9,831)

Total Net Assets - 100.00%		3,823,434

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2023 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments (9)
Level 1 - Quoted Prices	$3,833,265	$-
Level 2 - Other Significant Observable Inputs	0	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$3,833,265	$0

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.